Employee Benefits - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Salaries, wages and contractor fees	$ 42,550	$ 27,535	$ 13,785
Share-based payments	8,684	7,590	7,295
Total employee benefits	$ 51,234	$ 35,125	$ 21,080